Use of Judgments and Estimates (Details) - Schedule of Impact on Pre Tax Profit - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Impact on Pre Tax Profit [Abstract]
10%	S/ (1,359)	S/ 383
(10%)	S/ 1,447	S/ 409